Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net income (loss)	$ 3,813.4	$ (737.7)	[1]
Adjustments for non-cash items
Depreciation of property and equipment	1,053.9	1,126.7
Amortization of intangible assets	262.2	441.1
Share of net loss (income) of investments accounted for using the equity method	39.0	(18.2)	[1]
Loss (gain) on divestitures	(4,352.8)	481.8
Other	(181.8)	(27.0)
Interest and other finance costs	596.8	674.9
Share-based payments	151.5	104.7
(Gain) loss on unrealized foreign exchange	(257.1)	292.3
Gain on sale of property and equipment	(89.9)	(2.2)
Change in value on Call Option	60.0	0.0
Current income tax expense	28.6	25.4
Deferred tax recovery	778.9	(232.5)
Interest paid in cash	(449.2)	(490.4)
Income taxes paid in cash, net	(34.3)	(43.8)
Changes in non-cash working capital items	(57.8)	(17.9)
Landfill closure and post-closure expenditures	(45.4)	(37.0)
Cash flows from (used in) operating activities	1,316.0	1,540.2
Investing activities
Purchase of property and equipment	(1,141.4)	(1,193.0)
Proceeds from disposal of assets and other	58.4	61.3
Proceeds from divestitures	5,811.8	86.0
Business acquisitions and investments, net of cash acquired	(983.2)	(649.5)
Distribution received from associates and joint ventures	212.9	10.8
Cash flows from (used in) investing activities	3,958.5	(1,684.4)
Financing activities
Repayment of lease obligations	(115.0)	(103.8)
Issuance of long-term debt	2,633.2	3,240.5
Repayment of long-term debt	(4,818.9)	(2,906.3)
Proceeds from termination of hedged arrangements	28.0	0.0
Payment for termination of hedged arrangements	(2.2)	(7.5)
Payment of contingent purchase consideration and holdbacks	(5.3)	(30.0)
Repurchase of subordinate voting shares	(2,967.4)	0.0
Dividends issued and paid	(31.1)	(28.2)
Payment of financing costs	(5.9)	(25.1)
Repayment of loan to related party	(2.9)	(5.8)
Distribution to non-controlling interest	(56.4)	0.0
Contribution from non-controlling interests	27.1	29.4
Cash flows from (used in) financing activities	(5,316.8)	163.2
(Decrease) increase in cash	(42.3)	19.0
Changes due to foreign exchange revaluation of cash	(5.9)	(20.9)
Cash, beginning of year	133.8	135.7
Cash, end of year	$ 85.6	$ 133.8

[1]	(1)Comparative figures have been re-presented, refer to Note 2 and 23.